Quarterly Information (unaudited)	12 Months Ended
Dec. 31, 2011
Quarterly Financial Information Disclosure [Abstract]
Quarterly Information [Text Block]
QUARTERLY INFORMATION (unaudited)

In millions, except per share amounts	First	Second	Third	Fourth
2011
Total revenues	$1,058	$1,272	$1,360	$1,601
Gross margin	219	279	299	385
Operating income	20	62	28	102
Income from continuing operations (attributable to NCR)	19	45	23	59
Loss from discontinued operations, net of tax	(6)	(12)	(7)	(68)
Net income (loss) attributable to NCR	$13	$33	$16	$(9)
Income (loss) per share attributable to NCR common stockholders:
Income per common share from continuing operations
Basic	$0.12	$0.29	$0.15	$0.37
Diluted	$0.12	$0.28	$0.14	$0.37
Net income (loss) per common share:
Basic	$0.08	$0.21	$0.10	$(0.06)
Diluted	$0.08	$0.21	$0.10	$(0.06)
2010
Total revenues	$1,009	$1,153	$1,177	$1,372
Gross margin	194	245	254	297
Operating (loss) income	(8)	41	47	69
(Loss) income from continuing operations attributable to NCR	(12)	27	86	43
(Loss) income from discontinued operations, net of tax	(7)	4	(3)	(4)
Net (loss) income attributable to NCR	$(19)	$31	$83	$39
(Loss) income per share attributable to NCR common stockholders:
(Loss) income per common share from continuing operations
Basic	$(0.08)	$0.17	$0.54	$0.27
Diluted	$(0.08)	$0.17	$0.53	$0.27
Net (loss) income per common share
Basic	$(0.12)	$0.19	$0.52	$0.24
Diluted	$(0.12)	$0.19	$0.51	$0.24

The table above reflects adjustments to previously reported quarterly results related the presentation of the healthcare operations business and the Entertainment business as discontinued operations. Refer to Note 14, "Discontinued Operations," for additional information.

Net income per share in each quarter is computed using the weighted-average number of shares outstanding during that quarter while net income per share for the full year is computed using the weighted-average number of shares outstanding during the year. Thus, the sum of the four quarters’ net income per share will not necessarily equal the full-year net income per share.